NON-CONTROLLING INTERESTS - Schedule of Non-controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-controlling interests
Redeemable non-controlling interest	$ 1	$ (10)	$ 0
Total non-controlling interests	91	297	293
TC PipeLines, LP
Non-controlling interests
Non-controlling interest	60	284	270
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Non-controlling interests
Non-controlling interest	$ 30	$ 23	$ 23